UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08683

                           Tanaka Funds, Inc.
-------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         230 Park Ave, Suite 960, New York, NY 10169
-------------------------------------------------------------------------------
         (Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252
                                                   -------------

Date of fiscal year end:   11/30
                        --------------------

Date of reporting period:  5/31/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

===============================================================================
                               TANAKA Growth Fund
===============================================================================












                               Semi-Annual Report

                                  May 31, 2004
                                   (Unaudited)








                                  Fund Advisor:

                         Tanaka Capital Management, Inc.
                                 230 Park Avenue
                                    Suite 960
                            New York, New York 10169

                             Toll Free (877) 4TANAKA

July 2004

Dear TANAKA Growth Fund Shareholder,

         We believe that we are only 1 1/2 years into a several year stock market expansion that will be characterized by strong productivity gains, low inflation, historically low interest rates, and record high corporate profitability and cash flow. However, given the shocks to the economy and to investors over the last few years as well as the ongoing threats of terrorism and high energy prices, the road is likely to be bumpy. For these reasons, we advise investors, even more than normal, to take a long term view and add to positions along the way. Our analysis suggests that over the next 3-4 years, stocks should outperform bonds, and both stocks and bonds should generate better returns than the 1-2% yields expected on cash but with greater volatility.

         Investor sentiment remains cautious due to the lingering effects of the recession and 3-year market decline, as well as ongoing concerns over Iraq, potential terrorist events, and recent Federal Reserve warnings over a "transitory" rise in inflation and rising interest rates. Management psychology is cautious for these same reasons as well as the additional pressures being placed on managers to generate returns for shareholders in the wake of corporate malfeasance (the "Enron Effect"). In addition, during this economic cycle, corporate managers have been slow to add to capacity and to their workforces after having over-hired and over-expanded in the late '90s through 2000. But these cautious attitudes and actions on the part of both investors and managers are favorable over the long term. Caution is likely to lead to a slower but longer expansion in the economy. Greater caution also reduces the likelihood of a boom-bust stock market scenario.

         We will continue to position the Fund with one-half in Pro-cyclical Growth Stocks that will benefit from continued growth in the economy and one-half in more defensive Growth Stocks such as healthcare, financial services and gaming industries that should continue to grow at double digit rates even in a slow economy.

         We believe that the greatest risk to investors is related to terrorism and have added more of what we characterize as "event risk insurance" to the Fund through further investments in companies that we believe will provide solutions to the War On Terror. We are close to our goal of having 15-20% of the portfolio in companies that address important Homeland Defense needs. We believe that these companies should grow strongly over the next 3 years regardless of whether there is another event.

         We are researching China and Southeast Asia following the decline in Chinese stocks related to the Chinese Government's announced measures to slow down its economy. China and Southeast Asia are likely to grow faster than the U.S. and other Western economies over the next 10 years, and we view this as an excellent window of opportunity to begin establishing positions.

         Thank you for your investment in the TANAKA Growth Fund. We remain focused on investing in companies that will generate above average growth by delivering more value to their customers.

                                                   Sincerely,

                                                     /s/ Graham Y. Tanaka

                                                   Graham Y.Tanaka, CFA

Investment Returns
------------------

---------------------------------------------------------------------------------------------

                          Average Annual Total Returns
                      (for the periods ended May 31, 2004)

                                                                            Since Inception
                                One Month  Six Month  One Year  Five Year  (December 30, 1998)
                                ---------  ---------  --------  ---------  ---- --------------
TANAKA Growth Fund, Class R      1.19%      1.54%     36.04%      3.79%          3.36%

S&P 500 Index                    1.37%      6.79%     18.31%     -1.53%         -0.30%

Russell 2000 Index               1.59%      4.53%     30.29%      6.70%          7.51%

NASDAQ Composite Index           3.52%      1.58%     25.08%     -3.94%         -1.26%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                          Average Annual Total Returns
                      (for the periods ended May 31, 2004)

                                                                            Since Inception
                                One Month  Six Month  One Year  Three Year (December 31, 1999)
                                ---------  ---------  --------  ---------- -------------------
TANAKA Growth Fund, Class B*     -3.93%     -3.93%    28.24%     -1.01%         -7.99%

TANAKA Growth Fund, Class B
(excluding CDSC                  1.12%      1.12%      34.99%     -1.01%         -6.91%

S&P 500 Index                    1.37%      6.79%     18.31%     -2.15%         -4.54%

Russell 2000 Index               1.59%      4.53%     30.29%      5.98%          4.06%

NASDAQ Composite Index           3.52%      1.58%     25.08%     -1.58%         -14.68%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                          Average Annual Total Returns
                      (for the periods ended May 31, 2004)

                                                                            Since Inception
                                One Month  Six Month  One Year  Three Year (November 9, 2000)
                                ---------  ---------  --------  ---------- ------------------
TANAKA Growth Fund, Class A*     -3.31%     -3.08%    29.97%     -1.88%         -11.24%

TANAKA Growth Fund, Class A
(excluding sales charge)         1.27%      1.53%     36.02%     -0.36%         -10.08%

S&P 500 Index                    1.37%      6.79%     18.31%     -2.15%         -4.57%

Russell 2000 Index               1.59%      4.53%     30.29%      5.98%          5.33%

NASDAQ Composite Index           3.52%      1.58%     25.08%     -1.58%         -12.19%
---------------------------------------------------------------------------------------------

* In compliance with SEC guidelines, these results include maximum sales charges. Class B Shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of up to 5.00% if redeemed within the first year of purchase and declining in the years following until the sixth year. Class A Shares are sold with a maximum initial sales charge of 4.50%.

** Each Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index, the Russell 2000 Index and the NASDAQ Composite Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolio.

  Comparison of the Growth of a $10,000 Investment in the TANAKA Growth Fund,
        Class R, the S&P 500 Index, the Russell 2000 Index and the NASDAQ
                                 Composite Index


                          TANAKA R      S&P 500      Russell 2000    NASDAQ

          12/30/98        10,000.00    10,000.00       10,000.00   10,000.00
           5/31/99         9,930.00    10,624.32       10,711.12   11,415.52
          11/30/99        13,050.00    11,406.22       11,158.82   15,436.99
           5/31/00        16,980.00    11,737.21       11,772.89   15,746.44
          11/30/00        14,380.00    10,925.20       11,093.95   12,039.54
           5/31/01        12,089.24    10,499.10       12,442.67    9,795.25
          11/30/01        10,952.73     9,590.55       11,628.47    8,973.52
           5/31/02         9,846.39     9,044.08       12,380.03    7,524.44
          11/30/02         8,096.37     8,005.32       10,396.13    6,900.66
           5/31/03         8,790.34     8,314.60       11,366.97    7,464.82
          11/30/03        11,777.45     9,211.82       14,168.82    9,192.04
           5/31/04        11,958.49     9,837.01       14,810.23    9,337.04


The chart above assumes an initial investment of $10,000 made on December 30, 1998 (commencement of Fund operations) and held through May 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Fund is a non-diversified fund. The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities. Please read the prospectus carefully before investing as it contains important information, including information about the risk factors associated with the Fund. Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions. The performance of the Fund's Class R shares will differ from that of the Fund's Class A shares and Class B shares due to differing sales charge structures and expenses. The inception date for the Fund's Class A shares was 11/9/00. A $10,000 investment as of that date in the Fund's Class A shares would be worth $6,548, or $6,856 without the effect of the 4.5% maximum sales charge, as of 5/31/04. The inception date for the Class B shares was 12/31/99. A $10,000 investment on the inception date would be worth $6,928, or $7,293 without the effect of the maximum deferred sales charge (which is 5% during the first year, declines to 1% in the sixth year and is eliminated thereafter), as of 5/31/04.

TANAKA Growth Fund
Schedule of Investments
May 31, 2004
(Unaudited)



Common Stocks - 99.89%                                                                  Shares                  Value
                                                                                      -----------           --------------

Accident & Health Insurance - 2.89%
AFLAC, Inc.                                                                                4,170               $  169,302
                                                                                                            --------------

Air Transportation, Schedules - 1.64%
Jetblue Airways Corp.                                                                      3,337                   96,172
                                                                                                            --------------

Biological Products - 0.05%
Mymetics Corp. (a)                                                                        21,817                    2,891
                                                                                                            --------------

Communications Equipment - 2.62%
Applied Signal Technology                                                                  4,910                  153,438
                                                                                                            --------------

Electromedical & Electrotherapeutic Apparatus - 0.81%
Zoll Medical Corp. (a)                                                                     1,540                   47,586
                                                                                                            --------------

Electronic & Other Electrical Equipment - 1.39%
General Electric Co.                                                                       2,625                   81,690
                                                                                                            --------------

Electronic Computers - 1.51%
Dell Computer Corp. (a)                                                                    2,525                   88,829
                                                                                                            --------------

Laboratory Analytical Instruments - 1.33%
Affymetrix, Inc. (a)                                                                       2,630                   77,795
                                                                                                            --------------

Oil & Gas Field Exploration Services - 1.76%
Seitel, Inc. (a)                                                                          31,870                  103,577
                                                                                                            --------------

Optical Instruments & Lenses - 1.49%
KLA-Tencor Corp.                                                                           1,820                   87,688
                                                                                                            --------------

Pharmaceutical Preparations - 16.76%
Barr Laboratories, Inc. (a)                                                                1,743                   76,030
Biovail Corp. (a)                                                                         21,915                  385,047
K-V Pharmaceutical Co. - Class A  (a)                                                     18,675                  476,212
Pfizer, Inc.                                                                               1,300                   45,942
                                                                                                            --------------
                                                                                                                  983,231
                                                                                                            --------------

Photographic Equipment & Supplies - 1.07%
Concord Camera Corp. (a)                                                                  20,275                   62,650
                                                                                                            --------------

Radio & TV Broadcasting & Communications Equipment - 6.82%
L-3 Communications Holdings                                                                1,090                   69,477
QUALCOMM, Inc.  (a)                                                                        2,812                  188,601
Safenet, Inc.                                                                              6,096                  142,037
                                                                                                            --------------
                                                                                                                  400,115
                                                                                                            --------------
Radiotelephone Communications - 6.02%
NEXTEL Communications, Inc. - Class A (a)                                                 15,275                  353,311
                                                                                                            --------------

See accompanying notes which are an integral part of the financial statements.

                                       4

TANAKA Growth Fund
Schedule of Investments - continued
May 31, 2004
(Unaudited)

Common Stocks - 99.89% - continued                                                      Shares                  Value
                                                                                      -----------           --------------

Retail - Eating Places - 1.39%
The Cheesecake Factory                                                                     1,402                 $ 54,706
Chicago Pizza & Brewery, Inc.                                                              2,000                   26,840
                                                                                                            --------------
                                                                                                                   81,546
                                                                                                            --------------
Retail - Miscellaneous Shopping Goods Stores - 1.33%
Staples, Inc.                                                                              2,830                   78,051
                                                                                                            --------------

Search, Detection, Navigation, Guidance, Aeronautical Systems - 9.22%
FLIR Systems, Inc.  (a)                                                                   10,990                  540,708
                                                                                                            --------------

Security Brokers, Dealers & Flotation Companies - 8.26%
MFC Bancorp Ltd. (a)                                                                      27,365                  484,360
                                                                                                            --------------

Semiconductors & Related Devices - 2.58%
Intel Corp.                                                                                5,050                  144,177
Three-Five Systems, Inc.  (a)                                                              1,380                    7,397
                                                                                                            --------------
                                                                                                                  151,574
                                                                                                            --------------

Services - Computer Integrated Systems Design - 3.85%
Scientific Games Corp. - Class A (a)                                                      12,200                  225,944
                                                                                                            --------------

Services - Computer Programming Services - 3.30%
Amdocs Ltd. (a)                                                                            7,850                  193,738
                                                                                                            --------------

Services - Medical Laboratories - 1.70%
Bio-Reference Labs, Inc.                                                                   6,500                   99,385
                                                                                                            --------------

Services - Prepackaged Software - 6.14%
Business Objects, Inc.  (a) (c)                                                           10,420                  228,302
Inernational Microcomputer Software  (a)                                                  52,425                   68,153
Symantec Corp.                                                                             1,390                   63,662
                                                                                                            --------------
                                                                                                                  360,117
                                                                                                            --------------

Special Industry Machinery - 11.70%
ASML Holding NV (a) (c)                                                                   15,070                  265,383
Novellus Systems, Inc.  (a)                                                                8,240                  274,310
Veeco Instruments, Inc. (a)                                                                5,670                  146,399
                                                                                                            --------------
                                                                                                                  686,092
                                                                                                            --------------

Surgical & Medical Instruments & Apparatus - 3.20%
Bard C.R. Inc.                                                                             1,670                  187,324
                                                                                                            --------------

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.06%
Owens & Minor, Inc.                                                                        2,570                   62,194
                                                                                                            --------------

TOTAL COMMON STOCKS (Cost $4,800,579)                                                                           5,859,308
                                                                                                            --------------

See accompanying notes which are an integral part of the financial statements.

                                       5

TANAKA Growth Fund
Schedule of Investments - continued
May 31, 2004
(Unaudited)
                                                                                      Principal
                                                                                        Value                   Value
                                                                                      -----------           --------------

Money Market Securities - 0.90%
Huntington Investment Fund Class A, 0.20%, (b)                                            52,557               $   52,557
                                                                                                            --------------

TOTAL MONEY MARKET SECURITIES (Cost $52,557) - 0.90%                                                               52,557
                                                                                                            --------------

TOTAL INVESTMENTS (Cost $5,389,334) - 100.79%                                                                 $ 5,911,865
                                                                                                            --------------

Liabilities in excess of cash and other assets - (0.79%)                                                          (46,150)
                                                                                                            --------------

TOTAL NET ASSETS - 100.00%                                                                                     $ 5,865,715
                                                                                                            ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2004.
(c) American Depositary Receipt.




See accompanying notes which are an integral part of the financial statements.

                                       6

TANAKA Growth Fund
Statement of Assets and Liabilities
May 31, 2004
(Unaudited)


Assets
Investments in securities, at value (cost $5,389,334)                                         $ 5,911,865
Receivable from advisor                                                                             8,940
Prepaid expenses                                                                                    3,693
Cash                                                                                                2,176
Dividends receivable                                                                                1,209
Other receivables                                                                                      72
Interest receivable                                                                                     8
                                                                                           ---------------
     Total assets                                                                               5,927,963
                                                                                           ---------------

Liabilities
Payable for Fund Shares Repurchased                                                                    57
Accrued 12b-1 fees                                                                                 12,936
Accrued expenses                                                                                   49,255
                                                                                           ---------------
     Total liabilities                                                                             62,248
                                                                                           ---------------

Net Assets                                                                                    $ 5,865,715
                                                                                           ===============

Net Assets consist of:
Paid in capital                                                                                 6,821,820
Accumulated net investment (loss)                                                                (130,648)
Accumulated net realized (loss) on investments                                                 (1,347,988)
Net unrealized appreciation on investments                                                        522,531
                                                                                           ---------------

Net Assets                                                                                    $ 5,865,715
                                                                                           ===============

Class A:
Net asset value per share
   and redemption price per share ($207,842 / 17,370)                                             $ 11.97
                                                                                           ===============

 Maximum offering price per share
   ($11.97 / 95.5%)                                                                                 12.53
                                                                                           ===============

Class B:
Net asset value per share
   and offering price per share ($1,585,571 / 135,619)                                            $ 11.69
                                                                                           ===============

Class R:
Net asset value per share,
  offering and redemption price per share ($4,072,302 / 342,473)                                  $ 11.89
                                                                                           ===============

See accompanying notes which are an integral part of the financial statements.

                                      7

TANAKA Growth Fund
Statement of Operations
Six months ended May 31, 2004
(Unaudited)


Investment Income
Dividend income                                                                                 $ 5,423
Interest income                                                                                     102
                                                                                        ----------------
  Total Income                                                                                    5,525
                                                                                        ----------------

Expenses
Investment advisor fee                                                                           30,620
12b-1 fee Class A                                                                                   340
12b-1 fee Class B                                                                                 8,151
12b-1 fee Class R                                                                                 5,277
Transfer agent expenses                                                                          25,734
Legal expense                                                                                     8,671
Administration expense                                                                           15,006
Fund accounting expense                                                                          13,533
Registration expense                                                                              1,991
Auditing expense                                                                                  7,966
Miscellaneous expenses                                                                            3,173
Custodian expense                                                                                 2,731
Insurance expense                                                                                 1,879
Pricing expense                                                                                   1,554
Printing expense                                                                                  1,169
                                                                                        ----------------
  Total Expenses                                                                                127,795
Reimbursed expenses                                                                             (68,114)
                                                                                        ----------------
Total operating expenses                                                                         59,681
                                                                                        ----------------
Net Investment (Loss)                                                                           (54,156)
                                                                                        ----------------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                      252,868
Change in net unrealized appreciation/(depreciation)
   on investment securities                                                                    (131,486)
                                                                                        ----------------
Net realized and unrealized gain/(loss) on investment securities                                121,382
                                                                                        ----------------
Net increase in net assets resulting from operations                                           $ 67,226
                                                                                        ================


See accompanying notes which are an integral part of the financial statements.

                                       8

TANAKA Growth Fund
Statement of Changes In Net Assets

                                                                                 Six Months ended
                                                                                   May 31, 2004             Year ended
Increase (Decrease) in Net Assets due to:                                          (Unaudited)            Nov. 30, 2003
                                                                               ---------------------   ---------------------
Operations
  Net investment (loss)                                                                   $ (54,156)              $ (75,245)
  Net realized gain/(loss) on investment securities                                         252,868                (271,155)
  Change in net unrealized appreciation/(depreciation)                                     (131,486)              2,102,803
                                                                               ---------------------   ---------------------
  Net increase in net assets resulting from operations                                       67,226               1,756,403
                                                                               ---------------------   ---------------------

Capital Share Transactions - Class A
  Proceeds from sale of shares                                                              143,774                  33,529
  Amount paid for shares repurchased                                                       (143,166)                (44,513)
                                                                               ---------------------   ---------------------
                                                                                                608                 (10,984)
Capital Share Transactions - Class B
   Proceeds from sale of shares                                                              13,202                 293,883
  Amount paid for shares repurchased                                                         (4,418)               (144,772)
                                                                               ---------------------   ---------------------
                                                                                              8,784                 149,111
Capital Share Transactions - Class R
   Proceeds from sale of shares                                                             372,901                 459,944
  Amount paid for shares repurchased                                                       (267,720)               (424,978)
                                                                               ---------------------   ---------------------
                                                                                            105,181                  34,966
Net increase in net assets resulting
   from share transactions                                                                  114,573                 173,093
                                                                               ---------------------   ---------------------
Total increase in net assets                                                                181,799               1,929,496
                                                                               ---------------------   ---------------------


Net Assets
  Beginning of period                                                                     5,683,916               3,754,420
                                                                               ---------------------   ---------------------

  End of period                                                                         $ 5,865,715             $ 5,683,916
                                                                               =====================   =====================

Capital Share Transactions - A Shares
  Shares sold                                                                                10,830                   4,320
  Shares repurchased                                                                        (11,367)                 (4,544)
                                                                               ---------------------   ---------------------

  Net (decrease) from capital transactions                                                     (537)                   (224)
                                                                               =====================   =====================

Capital Share Transactions - B Shares
  Shares sold                                                                                 1,091                  36,110
  Shares repurchased                                                                           (357)                (20,100)
                                                                               ---------------------   ---------------------

  Net increase from capital transactions                                                        734                  16,010
                                                                               =====================   =====================

Capital Share Transactions - R Shares
  Shares sold                                                                                30,256                  55,788
  Shares repurchased                                                                        (22,043)                (51,950)
                                                                               ---------------------   ---------------------

  Net increase from capital transactions                                                      8,213                   3,838
                                                                               =====================   =====================


See accompanying notes which are an integral part of the financial statements.

                                       9

TANAKA Growth Fund - Class A
Financial Highlights
Per share data for a share outstanding for the period.

                                                   Six Months         For the         For the        For the         For the
                                                   ended May 31,    year ended      year ended      year ended     period ended
                                                      2004          November 30,    November 30,    November 30,   November 30,
                                                  (Unaudited)          2003            2002            2001         2000 (a)
                                                 ---------------   --------------  --------------  -------------  --------------

Net asset value, beginning of period                    $ 11.79           $ 8.10         $ 10.96        $ 14.38         $ 17.46
                                                 ---------------   --------------  --------------  -------------  --------------
Income from investment operations
  Net investment (loss)                                   (0.30)           (0.14)          (0.15)         (0.19)          (0.01)
  Net realized and unrealized gain/(loss)                  0.48             3.83           (2.71)         (3.23)          (3.07)
                                                 ---------------   --------------  --------------  -------------  --------------
Total from investment operations                           0.18             3.69           (2.86)         (3.42)          (3.08)
                                                 ---------------   --------------  --------------  -------------  --------------

Net asset value, end of period                          $ 11.97          $ 11.79          $ 8.10        $ 10.96         $ 14.38
                                                 ===============   ==============  ==============  =============  ==============

Total Return (b)                                          1.53% (c)       45.56%          (26.00)%       (23.78)%        (17.64)%(c)

Ratios and Supplemental Data
Net assets, end of period (000)                           $ 208            $ 211           $ 147          $ 274           $ 262
Ratio of expenses to average net assets                   1.75% (d)        1.75%            1.75%          1.75%           1.00% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                          3.82% (d)        5.28%            6.46%          5.02%           1.00% (d)
Ratio of net investment income (loss) to
   average net assets                                    (1.58)%(d)       (1.57)%          (1.64)%        (1.55)%         (0.73)%(d)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement      (3.65)%(d)       (5.10)%          (6.35)%        (4.82)%         (0.73)%(d)
Portfolio turnover rate                                   7.90%           12.62%           20.57%         24.24%          21.86%

(a)  For the period November 9, 2000 (Commencement of Operations) to November 30, 2000.
(b)  Total returns shown exclude the effect of applicable sales loads.
(c)  Not Annualized.
(d)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                                       10



TANAKA Growth Fund - Class B
Financial Highlights
Per share data for a share outstanding for the period.
                                                 Six Months       For the       For the        For the      For the
                                                 ended May 31,   year ended    year ended    year ended    period ended
                                                    2004        November 30,   November 30,  November 30,  November 30,
                                                (Unaudited)         2003          2002          2001        2000 (a)
                                                -------------   ------------- -------------  ------------ -------------

Net asset value, beginning of period                 $ 11.56          $ 8.00       $ 10.91       $ 14.27       $ 16.03
                                                -------------   ------------- -------------  ------------ -------------
Income from investment operations
  Net investment (loss)                                (0.34)          (0.20)        (0.21)        (0.26)        (0.30)
  Net realized and unrealized gain/(loss)               0.47            3.76         (2.70)        (3.10)        (1.46)
                                                -------------   ------------- -------------  ------------ -------------
Total from investment operations                        0.13            3.56         (2.91)        (3.36)        (1.76)
                                                -------------   ------------- -------------  ------------ -------------

Net asset value, end of period                       $ 11.69         $ 11.56        $ 8.00       $ 10.91       $ 14.27
                                                =============   ============= =============  ============ =============

Total Return (b)                                       1.12% (c)      44.50%        (26.58)%      (23.55)%      (10.98)%(c)

Ratios and Supplemental Data
Net assets, end of period (000)                      $ 1,586         $ 1,559         $ 951       $ 1,003         $ 462
Ratio of expenses to average net assets                2.50% (d)       2.50%         2.50%          2.50%         2.50% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                       4.56% (d)       5.99%         6.38%          5.25%         7.94% (d)
Ratio of net investment income (loss) to
   average net assets                                 (2.32)%(d)      (2.32)%       (2.33)%        (2.27)%       (2.08)%(d)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement   (4.38)%(d)      (5.77)%       (6.21)%        (5.03)%       (7.51)%(d)
Portfolio turnover rate                                7.90%          12.62%        20.57%         24.24%        21.86%

(a)  For the period December 31, 1999 (Commencement of Operations) to November 30, 2000.
(b)  Total returns shown exclude the effect of applicable CDSC.
(c)  Not annualized.
(d)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                                       11


TANAKA Growth Fund - Class R
Financial Highlights
Per share data for a share outstanding for the period.
                                            Six Months       For the        For the       For the       For the      For the
                                            ended May 31,   year ended    year ended    year ended    year ended    period ended
                                               2004         November 30,  November 30,  November 30,  November 30,  November 30,
                                           (Unaudited)         2003          2002          2001          2000        1999 (a)
                                           -------------   -------------  ------------  ------------  ------------ -------------

Net asset value, beginning of period            $ 11.71          $ 8.04       $ 10.89       $ 14.38       $ 13.05       $ 10.00
                                           -------------   -------------  ------------  ------------  ------------ -------------
Income from investment operations
  Net investment (loss)                           (0.23)          (0.14)        (0.15)        (0.18)        (0.24)        (0.08)
  Net realized and unrealized gain/(loss)          0.41            3.81         (2.70)        (3.23)         1.57          3.13
                                           -------------   -------------  ------------  ------------  ------------ -------------
Total from investment operations                   0.18            3.67         (2.85)        (3.41)         1.33          3.05
                                           -------------   -------------  ------------  ------------  ------------ -------------
Less distributions to shareholders:
  From net investment income                          -               -             -             -             -             -
  From net realized gain                              -               -             -         (0.08)            -             -
                                           -------------   -------------  ------------  ------------  ------------ -------------
Total distributions                                   -               -             -         (0.08)            -             -
                                           -------------   -------------  ------------  ------------  ------------ -------------

Net asset value, end of period                  $ 11.89         $ 11.71        $ 8.04       $ 10.89       $ 14.38       $ 13.05
                                           =============   =============  ============  ============  ============ =============

Total Return (b)                                  1.54% (c)      45.65%        (26.08)%      (23.83)%      10.19%        30.50% (c)

Ratios and Supplemental Data
Net assets, end of period (000)                 $ 4,072         $ 3,914       $ 2,657       $ 3,524       $ 3,602       $ 1,495
Ratio of expenses to average net assets           1.75% (d)       1.75%          1.75%         1.75%        1.75%         1.75% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                  4.05% (d)       5.26%          5.53%         4.81%        6.20%        13.89% (d)
Ratio of net investment income (loss) to
   average net assets                            (1.57)%(d)      (1.56)%        (1.60)%       (1.52)%      (1.37)%       (0.80)%(d)
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursemen                                  (3.87)%(d)      (5.07)%        (5.37)%       (4.58)%      (5.81)%      (12.94)%(d)
Portfolio turnover rate                           7.90%          12.62%         20.57%        24.24%       21.86%        53.45%

(a)  For the period December 30, 1998 (Commencement of Operations) to November 30, 1999.
(b)  Total returns shown exclude the effect of applicable sales loads.
(c)  Not annualized.
(d)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                               TANAKA Growth Fund
                       Notes to the Financial Statements
                                  May 31, 2004
                                  (Unaudited)

NOTE 1. ORGANIZATION

The TANAKA Growth Fund (the "Fund") was organized as a series of TANAKA Funds, Inc., a Maryland corporation (the "Company") on November 5, 1997; the Fund commenced operations on December 30, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide growth of capital. The Board of Directors (the "Board") of the Company has authorized that shares of the Fund may be offered in three classes: Class A, Class B and Class R. Class A shares are sold with a front-end sales charge and may be subject to a contingent deferred sales charge if redeemed within one year of purchase. Class B shares are subject to a contingent deferred sales charge on redemptions made within six years of purchase. Class R shares are offered continuously at net asset value. Each class is subject to a different distribution fee. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors of the Company.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of U.S. dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into U.S. dollars at the rates of exchange prevailing at the valuation time as determined by the pricing agent.

                               TANAKA Growth Fund
                       Notes to the Financial Statements
                            May 31, 2004 - continued
                                  (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Any purchase order may be rejected by the distributor or by the Fund. The Company has reserved the right to redeem its shares by payment of its portfolio securities in-kind but does not intend to do so under normal circumstances.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments. The Advisor was organized as a Delaware corporation in 1986. Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor are a director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2004, the Advisor received a fee of $30,620 from the Fund. The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs, but only to the extent necessary to maintain total annual operating expenses at 2.50% of the average daily net assets of the Class B shares, and 1.75% of the average daily net assets of the Class A and Class R shares, through March 31, 2005. For the six months ended May 31, 2004, the Advisor waived fees and reimbursed expenses of $68,114. The Fund has agreed that any operating expenses of the Fund reimbursed by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2005 if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.50% of the average daily net assets of the Class B shares and 1.75%, respectively, of the average daily net assets of the Class A and the Class R shares (or any lower expense limitation or limitations to which the Advisor may agree). At May 31, 2004, there was a receivable due from the Advisor in the amount of $8,940.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets for the first $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended May 31, 2004, Unified received fees of $15,006 from the Fund for administrative services provided to the Fund.

                               TANAKA Growth Fund
                       Notes to the Financial Statements
                            May 31, 2004 - continued
                                  (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.30 per shareholder (subject to a minimum monthly fee of $1,250 per class of shares). For the six months ended May 31, 2004, Unified received fees of $25,734 from the Fund for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.050% of the Fund's average net assets for the first $100 million, 0.040% of the Fund's average net assets from $100 million to $300 million, and 0.030% of the Fund's average net assets over $300 million (subject to minimum fees of $1,750 per month). For the six months ended May 31, 2004, Unified received fees of $13,533 from the Fund for fund accounting services provided to the Fund.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized (each such plan, a "Distribution Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets of Class A and Class R and 1.00% of Class B. For the six months ended May 31, 2004, $340 for Class A, $8,151 for Class B and $5,277 for Class R for a total of 13,768 in 12b-1 expenses were paid by the Fund.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. (the "Distributor"), to act as the principal distributor of its shares.

NOTE 4. INVESTMENTS

For the six  months  ended  May 31,  2004,  purchases  and  sales of  investment
securities,   other  than  short-term   investments  and  short-term  government
investments were as follows:

                                                       Amount
                                                  ------------------
             Purchases
                  U.S. Government Obligations                   $ -
                  Other                                     789,076
             Sales
                  U.S. Government Obligations                   $ -
                  Other                                     455,538

As of May 31, 2004, the net unrealized appreciation of investments for tax purposes were as follows:

                                        Amount
                                    ---------------
              Gross Appreciation       $ 1,553,963
              Gross (Depreciation)      (1,031,432)
                                    ---------------
              Net Appreciation
                 on Investments          $ 522,531
                                    ===============

At May 31, 2004, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $5,389,334.

                               TANAKA Growth Fund
                       Notes to the Financial Statements
                            May 31, 2004 - continued
                                  (Unaudited)

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund. Paid in capital at May 31, 2004 was $6,821,820.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2004, Parker Hunter, Inc. owned in aggregate 79.38% of the Fund's Class A shares and 98.63% of the Fund's Class B shares in an omnibus account for the benefit of others.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

At November 30, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,535,266, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

              Year of Expiration        Amount
              -------------------   ---------------
                     2009                 $ 38,840
                     2010                1,225,271
                     2011                  271,155

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders in the fiscal years ended November 30, 2003 and 2002.

As of November 30, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                                   $ -
Undistributed long-term capital gain/(accumulated losses)                     (1,527,917)
Unrealized appreciation/(depreciation)                                           579,831
                                                                       ------------------
                                                                              $ (948,086)
                                                                       ==================

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

DIRECTORS AND OFFICERS (Unaudited)

Each Director serves as a director until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a "family of funds" or a "fund complex", and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169.

The following table provides information regarding each Director who is not an "interested person" of the Company, as defined in the 1940 Act.

 ------------------- --------------------- --------------------------------------------- ----------------------------
                        Position(s) Held
      Name (and        with Company (and               Principal Occupations                  Other Directorships
    Year of Birth)           Length                     During Past 5 Years                    Held by Director
                        of Time Served)
  ------------------- --------------------- --------------------------------------------- ----------------------------
  ------------------- --------------------- --------------------------------------------- ----------------------------
  David M. Fox        Director              President and CEO of David Fox &              none
  (1948)              (since 1997)          Associates, a television programming sales
                                            firm, since 2001; President and CEO of TV
                                            Network, Inc., an internet company, from
                                            1999 to 2001; President and CEO of Unapix
                                            Entertainment, a television and film sales
                                            firm from 1992 until 1999
  ------------------- --------------------- --------------------------------------------- ----------------------------
  ------------------- --------------------- --------------------------------------------- ----------------------------
  Thomas R. Schwarz   Director              Retired; President and COO of Dunkin Donuts   TransAct Technologies, Inc.
  (1936)              (since 1997)          Inc., 1966-1989; CEO of Grossmans Inc.,
                                            1989-1994.
  ------------------- --------------------- --------------------------------------------- ----------------------------
  ------------------- --------------------- --------------------------------------------- ----------------------------
  Scott D. Stooker    Director              President of Scott Stooker, Inc., a           none
  (1954)              (since 1997)          marketing consulting firm since January
                                            1990.  President of 1st Team
                                            Communications, an advertising firm, from
                                            1990 until January 2004.
  ------------------- --------------------- --------------------------------------------- ----------------------------

         The following table provides information regarding each Director who is an "interested person" of the Company, as defined in the 1940 Act, and each officer of the Company.

  -------------------- -------------------- -------------------------------------------- -----------------------------
                        Position(s) Held
       Name (and        with Company (and              Principal Occupations                 Other Directorships
    Year of Birth)           Length                     During Past 5 Years                    Held by Director
                         of Time Served)
  -------------------- -------------------- -------------------------------------------- -----------------------------
  -------------------- -------------------- -------------------------------------------- -----------------------------
  Graham Y. Tanaka*    Chairman, CEO and    President of Tanaka Capital Management,      TransAct Technologies, Inc.
  (1948)               President (since     Inc. since 1986.
                       1997)
  -------------------- -------------------- -------------------------------------------- -----------------------------
  -------------------- -------------------- -------------------------------------------- -----------------------------
  Victoria A. McCann   Secretary            Chief Operating Officer of Tanaka Capital    none
  (1967)               (since 2001)         Management, Inc. since 2003; Head
                                            Trader/Operations Manager at Tanaka
                                            Capital Management, Inc. since 1991 to
                                            2003.
  -------------------- -------------------- -------------------------------------------- -----------------------------
  -------------------- -------------------- -------------------------------------------- -----------------------------
  Dmitriy Perelstein   Treasurer and CFO    Financial Analyst of Tanaka Capital          none
  (1980)               (since 2003)         Management, Inc., since 2003; Financial
                                            Analyst for Mercer Investment Consulting
                                            since 2000.
  -------------------- -------------------- -------------------------------------------- -----------------------------

   * "Interested person," as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's directors and is available upon request.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) upon request by calling the Fund at (877) 4 TANAKA; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS
Graham Y. Tanaka
David M. Fox
Thomas R. Schwarz
Scott D. Stooker

OFFICERS
Graham Y. Tanaka, Chairman and President
Victoria A. McCann, Secretary
Dmitriy Perelstein, Treasurer, and Chief Financial Officer

INVESTMENT ADVISOR
Tanaka Capital Management, Inc.
230 Park Ave., Suite 960
New York, NY 10169

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

INDEPENDENT ACCOUNTANTS
McCurdy & Associates CPA's, Inc.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

The Fund's Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert.  Not Applicable

Item 4. Principal Accountant Fees and Services.  Not Applicable

Item 5. Audit Committee of Listed Companies.  Not Applicable

Item 6.  Schedule of Investments.  Not Applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures. (Check disclosure controls for requirement of meeting)

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of __________________, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)   Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tanaka Funds, Inc.

By (Signature and Title)
*          /s/ Graham Tanaka
 ------------------------------------------------------------------------------
         Graham Tanaka, President

Date
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*          /s/  Graham Tanaka
 ------------------------------------------------------------------------------
         Graham Tanaka, President

Date       8/9/04
    ---------------------------------------------------------------------------

By (Signature and Title)
*          /s/ Dmitriy Perelstein
 ------------------------------------------------------------------------------
         Dmitriy Perelstein, Chief Financial Officer

Date      8/9/04
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.